Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants [Abstract]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model	The fair value of the Rollover Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:
Volatility	115%
Expected term (years)	6
Risk-free interest rate	0.85%
Expected dividend yield	0.0%
The fair value of the Class A Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:
Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54%
Expected dividend yield	0.0%
The fair value of the Class A Placement Agent Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:
Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54%
Expected dividend yield	0.0%
The fair value of the Class B Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:
Volatility	144%
Expected term (years)	5
Risk-free interest rate	2.69%
Expected dividend yield	0.0%
The fair value of the Class B Placement Agent Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:
Volatility	144%
Expected term (years)	5
Risk-free interest rate	2.69%
Expected dividend yield	0.0%
The fair value of the Rollover Warrants was estimated using the Black-Scholes option pricing model with the following assumptions:
Volatility	115%
Expected term (years)	6
Risk-free interest rate	0.85%
Expected dividend yield	0.0%
The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions:
Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54%
Expected dividend yield	0.0%
The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions:
Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54%
Expected dividend yield	0.0%
The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions:
Volatility	144%
Expected term (years)	5
Risk-free interest rate	2.69%
Expected dividend yield	0.0%
The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions:
Volatility	144%
Expected term (years)	5
Risk-free interest rate	2.69%
Expected dividend yield	0.0%